Securities and Exchange Commission
Washington, DC 20549
Rule 23c-2 Notice of Intention to
Redeem Securities

of

Tortoise Energy Capital Corporation
11550 Ash Street
Leawood, KS  66211

under the

Investment Company Act of 1940

Securities Act File No. 333-129878
Investment Company Act File No. 811-21725

(1)	Title of the class of securities of Tortoise Energy Capital Corporation (the “Company”) to be redeemed:

Money Market Cumulative Preferred Shares, Series I (CUSIP:
89147U209) (the “Series I MMP Shares”).

(2)           Date on which the securities are to be called or redeemed:

The Series I MMP Shares will be redeemed on July 14, 2009

(3)	Applicable provisions of the governing instrument pursuant to which the securities are to be redeemed:

The Series I MMP Shares are to be redeemed pursuant to Section (3)(a)(i) of Part I of the Company’s Articles Supplementary dated as of January 30, 2006.

(4)	The principal amount or number of shares and the basis upon which the securities to be redeemed are to be selected:

The Company will redeem, by lot in base denomination of $25,000, a portion of the Series I MMP Shares representing an aggregate liquidation preference amount of $20,000,000 at a total redemption price of $20,009,928 and a redemption price per share of $25,012.41.  The redemption price per share is equal to $25,000, plus accrued dividends of $12.41, calculated using the current auction dividend rate of 0.638% accrued to the Redemption Date.

SIGNATURE

Pursuant to the requirement of Rule 23c-2 under the Investment Company Act of 1940, the Company has duly caused this Notice of Intention to Redeem Securities to be signed on its behalf by the undersigned on this 26th day of June 2009.

TORTOISE ENERGY CAPITAL CORPORATION

By:	/s/ P. Bradley Adams
Name: P. Bradley Adams
Title: Assistant Treasurer